Franklin Real Estate Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Real Estate Securities Fund
		Shares	Value
	Common Stocks 99.2%
	Diversified REITs 2.3%
	VEREIT Inc.	1,138,300	$11,109,808
	Health Care REITs 8.4%
	Healthpeak Properties Inc.	397,054	14,289,973
	Physicians Realty Trust	327,400	6,335,190
	Welltower Inc.	230,658	19,585,171
			40,210,334
	Hotel & Resort REITs 4.3%
	Host Hotels & Resorts Inc.	405,020	6,618,027
	MGM Growth Properties LLC, A	226,700	7,240,798
	Ryman Hospitality Properties Inc.	76,400	6,496,292
			20,355,117
	Hotels, Resorts & Cruise Lines 0.8%
	Hilton Worldwide Holdings Inc.	36,836	3,970,921
	Industrial REITs 12.1%
	Americold Realty Trust	207,600	7,155,972
	First Industrial Realty Trust Inc.	172,400	7,361,480
	Prologis Inc.	341,381	31,707,467
	Rexford Industrial Realty Inc.	233,700	11,262,003
			57,486,922
	Office REITs 11.0%
	Alexandria Real Estate Equities Inc.	113,384	18,504,269
	Cousins Properties Inc.	280,700	11,489,051
	Highwoods Properties Inc.	142,866	7,159,015
	Kilroy Realty Corp.	182,530	15,071,502
			52,223,837
	Real Estate Services 2.5%
[a]	CBRE Group Inc.	190,700	11,642,235
	Residential REITs 16.8%
	American Homes 4 Rent, A	470,300	12,853,299
	AvalonBay Communities Inc.	99,620	21,586,658
	Camden Property Trust	128,300	14,424,769
	Equity Lifestyle Properties Inc.	227,304	16,536,366
	UDR Inc.	304,900	14,607,759
			80,008,851
	Retail REITs 11.9%
	Brixmor Property Group Inc.	224,600	4,483,016
	Realty Income Corp.	198,824	15,589,790
	Regency Centers Corp.	147,081	9,124,905
	Retail Properties of America Inc., A	388,000	4,714,200
	Simon Property Group Inc.	105,395	14,033,344
	Spirit Realty Capital Inc.	166,600	8,793,148
			56,738,403
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Specialized REITs 29.1%
	American Tower Corp.	133,200	$30,867,768
	Crown Castle International Corp.	158,800	23,794,592
	Equinix Inc.	49,200	29,014,716
	Extra Space Storage Inc.	185,200	20,497,936
	QTS Realty Trust Inc., A	105,300	5,989,464
	SBA Communications Corp., A	76,700	19,141,252
	Weyerhaeuser Co.	330,400	9,565,081
			138,870,809
	Total Common Stocks (Cost $322,446,233)		472,617,237
	Short Term Investments (Cost $5,277,344) 1.1%
	Money Market Funds 1.1%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	5,277,344	5,277,344
	Total Investments (Cost $327,723,577) 100.3%		477,894,581
	Other Assets, less Liabilities (0.3)%		(1,262,991)
	Net Assets 100.0%		$476,631,590

See Abbreviations on page 4.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
1.  ORGANIZATION
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
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Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)
Franklin Real Estate Securities Fund (continued)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$3,230,516	$50,259,882	$(48,213,054)	$ —	$ —	$5,277,344	5,277,344	$52,869
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
REIT	Real Estate Investment Trust

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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